Fair Value Measurements - Schedule of Inputs into the Monte Carlo Simulation for the Warrant Liabilities and Convertible Promissory Note (Details)	Dec. 31, 2023	Dec. 31, 2022
Risk-Free Interest Rate [Member]
Schedule of Inputs into the Monte Carlo Simulation [Line Items]
Fair value of inputs measurements	5.06	4.74
Expected Term (Years) [Member]
Schedule of Inputs into the Monte Carlo Simulation [Line Items]
Fair value of inputs measurements	0.71	0.9
Expected Volatility [Member]
Schedule of Inputs into the Monte Carlo Simulation [Line Items]
Fair value of inputs measurements		7.7
Exercise Price [Member]
Schedule of Inputs into the Monte Carlo Simulation [Line Items]
Fair value of inputs measurements	11.5	11.5
Fair Value of Common Stock [Member]
Schedule of Inputs into the Monte Carlo Simulation [Line Items]
Fair value of inputs measurements	11.16	10.13